Gain/(loss) on Deconsolidation of Subsidiary - Assets and Liability Assumed (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Oct. 18, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of subsidiaries [line items]
Cash and cash equivalents	$ (252,470)	$ (280,641)		$ (191,081)	$ (149,866)
Prepaid assets	(6,576)	(4,404)
Right of use asset, net	(6,297)	(8,061)		(9,825)
Lease liabilities (including current portion)	3,584	3,579
Derecognize carrying value of non-controlling interest	$ (6,397)	(6,774)
Series Preferred A-2 and B
Disclosure of subsidiaries [line items]
Recognize investment retained in deconsolidated subsidiary at fair value		164,848
Common
Disclosure of subsidiaries [line items]
Recognize investment retained in deconsolidated subsidiary at fair value		2,461
Seaport
Disclosure of subsidiaries [line items]
Cash and cash equivalents		(91,570)
Trade and other receivables		(220)
Prepaid assets		(1,309)
Property and equipment, net		(175)
Right of use asset, net		0
Trade and other payables		6,102
Trade and other payables due to PureTech		3,370
Deferred revenue		0
Lease liabilities (including current portion)		0
Long-term loan (including current portion)		0
Subsidiary preferred shares and warrants		76,208
Other Assets And Liabilities, Net		(475)
Sub-total (net assets)/liabilities		(8,070)
Derecognize carrying value of non-controlling interest		(7,430)
Recognize investment retained in deconsolidated subsidiary at fair value		167,308
Calculated gain on deconsolidation		$ 151,808	$ 151,808
Vedanta
Disclosure of subsidiaries [line items]
Cash and cash equivalents				(13,784)
Trade and other receivables				(702)
Prepaid assets				(3,516)
Property and equipment, net				(8,092)
Right of use asset, net				(2,477)
Trade and other payables				15,078
Trade and other payables due to PureTech				139
Deferred revenue				1,902
Lease liabilities (including current portion)				4,146
Long-term loan (including current portion)				15,446
Subsidiary preferred shares and warrants				24,568
Other Assets And Liabilities, Net				(462)
Sub-total (net assets)/liabilities				32,246
Derecognize carrying value of non-controlling interest				9,085
Recognize investment retained in deconsolidated subsidiary at fair value				20,456
Calculated gain on deconsolidation				$ 61,787